Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Income (Loss) Before Income Taxes

The Company’s (loss) income before income taxes includes the following for the years ended December 31.

	2025	2024	2023

Non-PRC operations	$350,573	$(781,182)	$(176,949)
PRC operations	(221,866)	(75,761)	1,771,475
Total income (loss) before income taxes	$128,707	$(856,943)	$1,594,526

Schedule of Income Tax Expense

Income tax expense was comprised of the following for the years ended December 31.

	2025	2024	2023

Current tax expense	$-	$-	$207,553
Deferred tax (benefit) expense	(51,435)	39,747	339,332
Total income tax (benefit) expense	$(51,435)	$39,747	$546,885

Schedule of Deferred Tax Assets and Liabilities	The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount at December 31, 2025 and 2024 are as follows.
	2025	2024

Deferred tax assets
Net operating loss	$60,681	$87,285
Deferred revenue	17,230	13,496
Unbilled cost	461,325	441,973
Unbilled interest	38,288	36,682
Depreciation	9,373	5,586
Software amortization	287,015	224,254
Allowance for expected credit losses	232,109	106,569
Inventories obsolescence	(6,590)	(6,408)
Unrealized losses on trading securities	1,787	1,712
Accrued bonus	45,595	43,682
Other	48,569	46,771
Total deferred tax assets	1,195,463	1,001,602
Valuation allowance	(15,529)	(14,878)
Total deferred tax assets, net	1,179,934	986,724
Deferred tax liabilities
Unbilled revenue	(2,264,589)	(2,188,848)
Unbilled interest income	(420,187)	(318,899)
Deferred government subsidy	(42,293)	(40,519)
Unrealized gain on short-term investment	(60,877)	(25,575)
Other	(8,041)	(11,792)
Total deferred tax liabilities	(2,795,987)	(2,585,633)
Deferred tax liabilities, net	$(1,616,053)	$(1,598,909)

Schedule of a Reconciliation of Income Tax Expense

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates for the years ended December 31.

	2025		2024		2023
PRC statutory tax rate	$32,177	25%	$(214,236)	25.0%	$398,632	25.0%
Effect of non-PRC entities not subject to PRC tax	(87,643)	(68.1)%	195,296	(22.8)%	44,292	2.8%
Effect of deregistration of a subsidiary	-	-%	16,535	(1.9)%	-	-%
Permanent difference	1,785	1.4%	39,358	(4.6)%	-	-%
Tax holiday effect	2,246	1.7%	2,794	(0.3)%	103,961	6.5%
Income tax expense and effective income tax rate	$(51,435)	(40.0)%	$39,747	(4.6)%	$546,885	34.3%